Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ 77	$ 183	$ 299
Deferred	(2,636)	(1,525)	393
Valuation allowance	$ 2,559	1,360	(672)
Income tax expense		$ 18	$ 20